Investments Investments (Summary of the Companies Voting Control in Entities Where it has Noncontrolling Interest) (Details)	12 Months Ended
Dec. 31, 2012
India | India Asset Recovery Management Limited [Member]
Voting Interest Owned	0.801
Germany | VV Immobilien Verwaltungs und Beteiligungs Gmbh [Member]
Voting Interest Owned	.7
Germany | VV Immobilien Verwaltungs GmbH [Member]
Voting Interest Owned	.7
Germany | HVH Immobilien und Beteiligungs GmbH [Member]
Voting Interest Owned	.7